Capital Structure (Details)							12 Months Ended			12 Months Ended			3 Months Ended		12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Preferred Stock 3.625% Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock 3.625% Preferred Stock [Member]	Dec. 31, 2009 Preferred Stock 3.625% Preferred Stock [Member]	Dec. 31, 2008 Preferred Stock 3.625% Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock 4.00% Preferred Stock [Member]	Dec. 31, 2009 Preferred Stock 4.00% Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock 4.00% Preferred Stock [Member]	Dec. 31, 2009 Preferred Stock 5.75% Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock 5.75% Preferred Stock [Member]	Dec. 31, 2010 Preferred Stock 5.75% Preferred Stock [Member]	Mar. 31, 2012 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Mar. 31, 2009 Common Stock	Dec. 31, 2010 Common Stock 4.00% Preferred Stock [Member]	Dec. 31, 2009 Common Stock 4.00% Preferred Stock [Member]	Dec. 31, 2009 Common Stock 5.75% Preferred Stock [Member]	Mar. 31, 2010 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock	Dec. 31, 2009 Treasury Stock	Mar. 31, 2009 Treasury Stock
Capital Structure Disclosure [Abstract]
Preferred stock, shares authorized	10,000,000
Common stock, shares authorized	500,000,000	500,000,000
Changes in redeemable preferred shares issued and outstanding
Beginning balance, redeemable preferred stock	250,000	250,000	250,000	250,000	250,000	250,000
Ending balance, redeemable preferred stock	250,000	250,000	250,000	250,000	250,000	250,000
Changes in preferred shares issued and outstanding
Beginning balance, preferred stock							154,057	420,000		1,841,680
Preferred stock conversion							(154,029)	(265,870)		(1,841,680)
Preferred Stock redeemed for cash							(28)	(73)											0	0
Ending balance, preferred stock								154,057
Changes in common shares issued and outstanding
Beginning balance, common shares issued	304,183,720	304,006,027											304,183,720		304,006,027	295,861,759	263,599,200
Beginning balance, common shares outstanding	227,519,521	247,197,335											227,519,521		247,197,355	253,995,308	234,356,717
Shares issued from LTIP															177,693	442,818	367,858
4.00% preferred stock conversion, common shares issued																			7,701,450	13,293,500
5.75% preferred stock conversion, common shares issued																					18,601,201
Ending balance, common shares issued	304,183,720	304,006,027												295,861,759	304,183,720	304,006,027	295,861,759
Ending balance, common shares outstanding	227,519,521	247,197,335												253,995,308	227,519,521	247,197,355	253,995,308
Changes in treasury shares
Beginning balance, treasury shares	(76,664,199)	(56,808,672)																					(56,808,672)	(41,866,451)	(29,242,483)
Shares issued under ESPP													76,423		120,127	120,990	81,532						120,127	120,990	81,532
Common stock loaned to affiliates of CS by CSF I and CSF II (in shares)																		12,000,000								12,000,000
Shares returned by affiliate of CS														(5,400,000)		(6,600,000)	(5,400,000)					(6,600,000)		(6,600,000)	(5,400,000)
Capital Allocation Plan repurchases (in shares)															19,975,654	(8,463,211)	(19,305,500)						(19,975,654)	(8,463,211)	(19,305,500)
Ending balance, treasury shares	(76,664,199)	(56,808,672)																					(76,664,199)	(56,808,672)	(41,866,451)
Common stock reserved for potential issues
3.625% Convertible perpetual preferred	16,000,000
Long term incentive plan	18,573,196
Total	34,573,196